Prospectus Supplement dated Dec. 10, 2004*



Product Name                                                   Form #
IDS Life of New York Variable Universal Life Insurance         S-6171 AF (4/04)

The following information has been revised for the "Waiver of Monthly Deduction Rider" under the section "Charges Other Than Fund Operating Expenses" on page 8 of the prospectus:

-------------------- ------------------------- ---------------------------------
       CHARGE         WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
-------------------- ------------------------- ---------------------------------
Waiver of Monthly    Monthly.                  Monthly rate per $1,000 of net
Deduction Rider                                amount risk plus the OIR
(WMD)*                                         specified amount if applicable:

                                               Minimum:
                                               $.01 - Female, Standard, Age 25

                                               Maximum:
                                               $.31 - Male, Smoker, Age 59

                                               Representative Insured:
                                               $.02 - Male, Nonsmoker, Age 40
-------------------- ------------------------- ---------------------------------

If you have a CIR, there will be an additional charge of $.02 per month per $1,000 of the CIR specified amount.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.



S-6171-21 A (12/04)

*VALID UNTIL MAY 1, 2005.